INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED SEPTEMBER 17, 2025 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 20, 2024,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Senior Loan ETF (BKLN)
Invesco Short Term Treasury ETF (TBLL)
(the “Funds”)
Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH (“Invesco Deutschland”) merged into Invesco Management S.A. Accordingly, the reference to Invesco Deutschland in the “MANAGEMENT” section of the Funds’ Statement of Additional Information is replaced with Invesco Management S.A.
Please Retain This Supplement For Future Reference.
P-TRUST II-SOAI-SUP 091725